Schedule III Real Estate and Accumulated Depreciation (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) Contract
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Federal Income Tax Basis	$ 10,800,000,000
Encumbrance 1 | FNMA
Real Estate and Accumulated Depreciation [Line Items]
Secured credit facilities, amount available	80,000,000
Line of credit facility, amount outstanding	$ 80,000,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.80%
Encumbrance 1 | FNMA | Interest Rate Swap
Real Estate and Accumulated Depreciation [Line Items]
Variable rate borrowings after interest rate swaps (percent)	4.50%
Number of Interest Rate Derivatives Held | Contract	1
Encumbrance 1 | FNMA | Interest Rate Cap
Real Estate and Accumulated Depreciation [Line Items]
Derivative, Notional Amount	$ 25,000,000
Encumbrance 2 | Fixed Rate Debt | Loans [Member]
Real Estate and Accumulated Depreciation [Line Items]
Long-term Debt	$ 125,200,000.0
Derivative, Cap Interest Rate	5.08%
Derivative, Maturity Date	Jun. 10, 2021
Furniture, fixtures and equipment
Real Estate and Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum | Land improvements and buildings
Real Estate and Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Maximum | Land improvements and buildings
Real Estate and Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Residential Real Estate [Member] | Colonial Village at Windsor Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Birchall At Ross Bridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Riverchase Trails [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Residential Real Estate [Member] | Eagle Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Colonial Grand at Traditions [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Colonial Grand at Edgewater [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1990
Residential Real Estate [Member] | Paddock Club Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1993
Residential Real Estate [Member] | Colonial Grand at Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Colonial Village at Cypress Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Liberty Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Edge At Lyons Gate [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Sky View Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Talus Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Colonial Grand at Inverness Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Colonial Grand at Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | SkySong [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2014
Residential Real Estate [Member] | Calais Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Napa Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Palisades At Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2006
Residential Real Estate [Member] | Ridge at Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | Tiffany Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Indigo Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1989
Residential Real Estate [Member] | Paddock Club Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | Colonial Grand at Lakewood Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Preserve At Coral Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Paddock Club Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Retreat At Magnolia Parke [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Heathrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | 220 Riverside
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2015
Residential Real Estate [Member] | Atlantic Crossing
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Coopers Hawk [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Hunters Ridge At Deerwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Lakeside [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Lighthouse at Fleming Island
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2003
Residential Real Estate [Member] | Paddock Club Mandarin [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | St Augustine [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | St Augustine II [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Tattersall At Tapestry Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Woodhollow [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Colonial Grand at Town Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Colonial Grand at Town Park Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2004
Residential Real Estate [Member] | Colonial Grand at Lake Mary [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | Retreat at Lake Nona [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2006
Residential Real Estate [Member] | Colonial Grand at Heather Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Colonial Grand at Randal Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Park Crest At Innisbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Club At Panama Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Colonial Village at Twin Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Paddock Club Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1992
Residential Real Estate [Member] | Verandas at Southwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2003
Residential Real Estate [Member] | Belmere
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Links At Carrollwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1980
Residential Real Estate [Member] | Village Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Colonial Grand at Hampton Preserve (Tampa, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | Colonial Grand at Seven Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2004
Residential Real Estate [Member] | Colonial Grand at Windermere (Orlando, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Allure at Brookwood
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Allure in Buckhead Village Residential
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Sanctuary At Oglethorpe [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1994
Residential Real Estate [Member] | Prescott [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Colonial Grand at Berkeley Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | Colonial Grand at River Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1992
Residential Real Estate [Member] | Colonial Grand at River Plantation [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1994
Residential Real Estate [Member] | Colonial Grand at McDaniel Farm [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Colonial Grand at Pleasant Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Colonial Grand at Mount Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Lake Lanier Club I [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | Lake Lanier Club II [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Colonial Grand at Shiloh [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Milstead Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | Colonial Grand at Barrett Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Colonial Grand at Godley Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Colonial Village at Godley Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Avala at Savannah Quarters
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Georgetown Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Colonial Grand at Hammocks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Colonial Village at Greentree [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Colonial Village at Huntington [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Colonial Village at Marsh Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1983
Residential Real Estate [Member] | Oaks At Wilmington Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Highlands of West Village I [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2006
Residential Real Estate [Member] | Highlands of West Village II [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | Haven at Prairie Trace [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2015
Residential Real Estate [Member] | Lakepointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Mansion [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1989
Residential Real Estate [Member] | Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1989
Residential Real Estate [Member] | Stonemill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Crosswinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1989
Residential Real Estate [Member] | Pear Orchard [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Reflection Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Lakeshore Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1974
Residential Real Estate [Member] | Market Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Residential Real Estate [Member] | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2014
Residential Real Estate [Member] | Colonial Grand at Desert Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Palm Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Colonial Village at Beaver Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Hermitage At Beechtree [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1988
Residential Real Estate [Member] | Waterford Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | 1225 South Church I
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Residential Real Estate [Member] | Colonial Grand at Ayrsley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Beverly Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Colonial Grand at Legacy Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Colonial Grand at Mallard Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Colonial Grand at Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | Colonial Grand at University Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Colonial Reserve at South End (Charlotte, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Colonial Village at Chancellor Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Colonial Village at South Tryon [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Colonial Village at Timber Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Enclave [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Cornelius [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Patterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Colonial Village at Deerfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Colonial Grand at Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Colonial Grand at Huntersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Village at Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Matthews Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Arringdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2003
Residential Real Estate [Member] | Colonial Grand at Brier Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Residential Real Estate [Member] | Colonial Grand at Brier Falls (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Crabtree Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Hue [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Preserve At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2004
Residential Real Estate [Member] | Providence At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Glen Eagles [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1990
Residential Real Estate [Member] | Tanglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1980
Residential Real Estate [Member] | Colonial Grand at Cypress Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Colonial Village at Hampton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Colonial Grand at Quarterdeck [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Colonial Village at Westchase [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | River's Walk [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1992
Residential Real Estate [Member] | Paddock Club Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1991
Residential Real Estate [Member] | Highland Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Howell Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Paddock Club Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Park Haywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1983
Residential Real Estate [Member] | Spring Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Runaway Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1988
Residential Real Estate [Member] | Colonial Grand at Commerce Park (Charleston, SC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Brookwood 535 [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Park Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Farmington Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Colonial Village at Waters Edge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Hamilton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1989
Residential Real Estate [Member] | Hidden Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Steeplechase [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Windridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Kirby Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1978
Residential Real Estate [Member] | Lincoln On Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1992
Residential Real Estate [Member] | Park Estate [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1974
Residential Real Estate [Member] | Reserve At Dexter Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Paddock Club Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Aventura At Indian Lake Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Residential Real Estate [Member] | Avondale At Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Brentwood Downs [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Colonial Grand at Bellevue (Phase II) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2015
Residential Real Estate [Member] | Colonial Grand at Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Grand View Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Monthaven Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Park At Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Venue at Cool Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | Verandas At Sam Ridley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Balcones Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1983
Residential Real Estate [Member] | Colonial Grand at Canyon Creek (Austin, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Grand at Canyon Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2003
Residential Real Estate [Member] | Colonial Grand at Double Creek (Austin, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Colonial Grand at Onion Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Grand Reserve At Sunset Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Colonial Village at Quarry Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Colonial Grand at Wells Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Legacy at Western Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Residential Real Estate [Member] | Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2003
Residential Real Estate [Member] | Stassney Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Travis Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1977
Residential Real Estate [Member] | Colonial Village at Shoal Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Colonial Village at Willow Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Colonial Grand at Hebron (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2011
Residential Real Estate [Member] | Colonial Grand at Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Colonial Grand at Silverado Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2005
Residential Real Estate [Member] | Grand Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Courtyards At Campbell [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Deer Run [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985
Residential Real Estate [Member] | Grand Courtyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Legends At Lowe Farm [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2008
Residential Real Estate [Member] | Colonial Reserve at Medical District (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Watermark [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Colonial Grand at Bear Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Residential Real Estate [Member] | Colonial Grand at Fairview (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | La Valencia At Starwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Reserve at Frisco Bridges (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Greenwood Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1994
Residential Real Estate [Member] | Legacy Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Park Place Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Ranchstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Retreat at Vintage Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2014
Residential Real Estate [Member] | Cascade At Fall Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Bella Casita At Las Colinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Residential Real Estate [Member] | Remington Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Colonial Reserve at Las Colinas (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2006
Residential Real Estate [Member] | Colonial Grand at Valley Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Colonial Village at Oakbend [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Times Square At Craig Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Venue at Stonebridge Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Residential Real Estate [Member] | Cityscape at Market Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Cityscape at Market Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2015
Residential Real Estate [Member] | Highwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1983
Residential Real Estate [Member] | Boulder Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Copper Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Ashton Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Colonial Grand at Round Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Residential Real Estate [Member] | Colonial Village at Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1999
Residential Real Estate [Member] | Bulverde Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2014
Residential Real Estate [Member] | The Haven at Blanco [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Residential Real Estate [Member] | Stone Ranch At Westover Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Residential Real Estate [Member] | Cypresswood Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Villages At Kirkwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Residential Real Estate [Member] | Green Tree Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Stonefield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Adalay Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Residential Real Estate [Member] | Colonial Village at Greenbrier [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1980
Residential Real Estate [Member] | Seasons At Celebrate Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2011
Residential Real Estate [Member] | Station Square at Cosner's Corner [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Residential Real Estate [Member] | Colonial Village at Hampton Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Residential Real Estate [Member] | Colonial Village at West End [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Township [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1987
Residential Real Estate [Member] | Colonial Village at Waterford [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1989
Residential Real Estate [Member] | Ashley Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1988
Residential Real Estate [Member] | Colonial Village at Chase Gayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Residential Real Estate [Member] | Hamptons At Hunton Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2003
Residential Real Estate [Member] | Retreat at West Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2015
Residential Real Estate [Member] | Radius [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Residential Real Estate [Member] | Minimum | Colonial Village at Windsor Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Birchall At Ross Bridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Riverchase Trails [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Trussville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Eagle Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Traditions [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Abbington Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Edgewater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Cypress Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Liberty Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Edge At Lyons Gate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Sky View Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Talus Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Inverness Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at OldTown Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | SkySong [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Calais Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Napa Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Palisades At Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Ridge at Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Westside Creek I And I I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Tiffany Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Indigo Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Lakewood Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Preserve At Coral Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Retreat At Magnolia Parke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Heathrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | 220 Riverside
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Atlantic Crossing
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Coopers Hawk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Hunters Ridge At Deerwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lakeside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lighthouse at Fleming Island
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Mandarin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | St Augustine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | St Augustine II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Tattersall At Tapestry Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Woodhollow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Town Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Town Park Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Lake Mary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Lake Mary Phase III (Orlando, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Retreat at Lake Nona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Heather Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Randal Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Park Crest At Innisbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Club At Panama Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Twin Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Verandas at Southwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Belmere
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Links At Carrollwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Village Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Hampton Preserve (Tampa, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Seven Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Windermere (Orlando, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Allure at Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Allure in Buckhead Village Residential
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Sanctuary At Oglethorpe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Terraces At Fieldstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Prescott [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Berkeley Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at River Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at River Plantation [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at McDaniel Farm [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Pleasant Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Mount Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lake Lanier Club I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lake Lanier Club II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Shiloh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Milstead Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Barrett Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Godley Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Godley Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Avala at Savannah Quarters
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Georgetown Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Hammocks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Greentree [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Huntington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Marsh Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Oaks At Wilmington Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Highlands of West Village I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Highlands of West Village II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Terraces At Townelake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Haven at Prairie Trace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Grand Reserve Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lakepointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Mansion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Stonemill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Crosswinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Pear Orchard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Reflection Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lakeshore Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Market Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Desert Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Palm Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Beaver Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Hermitage At Beechtree [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Waterford Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | 1225 South Church I
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Ayrsley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Beverly Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Legacy Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Mallard Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at University Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Reserve at South End (Charlotte, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Chancellor Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Greystone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at South Tryon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Stone Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Timber Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Enclave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Cornelius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Patterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Woodlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Deerfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Autumn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Huntersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Matthews Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Arringdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Brier Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Brier Falls (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Crabtree Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Hue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Preserve At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Providence At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Corners [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Glen Eagles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Mill Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Tanglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Cypress Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Hampton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Quarterdeck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Westchase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | River's Walk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Highland Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Howell Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Park Haywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Spring Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Runaway Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Commerce Park (Charleston, SC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Brookwood 535 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Park Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Farmington Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Waters Edge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Hamilton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Hidden Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Steeplechase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Windridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Kirby Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lincoln On Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Park Estate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Reserve At Dexter Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Paddock Club Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Aventura At Indian Lake Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Avondale At Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Brentwood Downs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Bellevue (Phase II) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Grand View Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Monthaven Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Park At Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Venue at Cool Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Verandas At Sam Ridley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Northwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Balcones Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Canyon Creek (Austin, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Canyon Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Double Creek (Austin, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Onion Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Grand Reserve At Sunset Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Quarry Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Wells Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Legacy at Western Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Stassney Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Travis Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Shoal Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Willow Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Hebron (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Silverado Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Grand Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Courtyards At Campbell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Deer Run [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Grand Courtyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Legends At Lowe Farm [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Reserve at Medical District (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Watermark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Main Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Bear Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Fairview (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | La Valencia At Starwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Reserve at Frisco Bridges (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Grapevine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Greenwood Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Legacy Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Park Place Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Ranchstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Reserve At Woodwind Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Retreat at Vintage Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Cascade At Fall Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Chalet At Fall Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Bella Casita At Las Colinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Remington Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Reserve at Las Colinas (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Valley Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Lane At Towne Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Oakbend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Times Square At Craig Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Venue at Stonebridge Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Cityscape at Market Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Cityscape at Market Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Highwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Los Rios Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Boulder Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Copper Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Ashton Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Grand at Round Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Alamo Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Bulverde Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | The Haven at Blanco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Stone Ranch At Westover Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Cypresswood Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Villages At Kirkwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Green Tree Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Stonefield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Adalay Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Greenbrier [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Seasons At Celebrate Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Station Square at Cosner's Corner [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Hampton Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at West End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Township [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Tradewinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Waterford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Ashley Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Chase Gayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Hamptons At Hunton Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Retreat at West Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Colonial Village at Harbour Club [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Minimum | Radius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Residential Real Estate [Member] | Maximum | Colonial Village at Windsor Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Birchall At Ross Bridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Riverchase Trails [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Trussville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Eagle Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Traditions [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Abbington Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Edgewater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Cypress Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Liberty Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Edge At Lyons Gate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Sky View Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Talus Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Inverness Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at OldTown Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | SkySong [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Calais Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Napa Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Palisades At Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Ridge at Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Westside Creek I And I I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Tiffany Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Indigo Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Lakewood Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Preserve At Coral Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Retreat At Magnolia Parke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Heathrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | 220 Riverside
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Atlantic Crossing
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Coopers Hawk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Hunters Ridge At Deerwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lakeside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lighthouse at Fleming Island
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Mandarin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | St Augustine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | St Augustine II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Tattersall At Tapestry Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Woodhollow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Town Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Town Park Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Lake Mary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Lake Mary Phase III (Orlando, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Retreat at Lake Nona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Heather Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Randal Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Park Crest At Innisbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Club At Panama Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Twin Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Verandas at Southwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Belmere
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Links At Carrollwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Village Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Hampton Preserve (Tampa, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Seven Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Windermere (Orlando, FL) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Allure at Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Allure in Buckhead Village Residential
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Sanctuary At Oglethorpe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Terraces At Fieldstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Prescott [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Berkeley Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at River Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at River Plantation [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at McDaniel Farm [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Pleasant Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Mount Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lake Lanier Club I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lake Lanier Club II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Shiloh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Milstead Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Barrett Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Godley Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Godley Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Avala at Savannah Quarters
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Georgetown Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Hammocks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Greentree [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Huntington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Marsh Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Oaks At Wilmington Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Highlands of West Village I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Highlands of West Village II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Terraces At Townelake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Haven at Prairie Trace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Grand Reserve Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lakepointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Mansion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Stonemill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Crosswinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Pear Orchard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Reflection Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lakeshore Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Market Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Desert Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Palm Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Beaver Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Hermitage At Beechtree [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Waterford Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | 1225 South Church I
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Ayrsley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Beverly Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Legacy Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Mallard Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at University Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Reserve at South End (Charlotte, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Chancellor Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Greystone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at South Tryon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Stone Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Timber Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Enclave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Cornelius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Patterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Woodlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Deerfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Autumn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Huntersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Matthews Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Arringdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Brier Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Brier Falls (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Crabtree Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Hue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Preserve At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Providence At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Corners [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Glen Eagles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Mill Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Tanglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Cypress Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Hampton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Quarterdeck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Westchase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | River's Walk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Highland Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Howell Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Park Haywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Spring Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Runaway Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Commerce Park (Charleston, SC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Brookwood 535 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Park Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Farmington Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Waters Edge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Hamilton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Hidden Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Steeplechase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Windridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Kirby Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lincoln On Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Park Estate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Reserve At Dexter Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Paddock Club Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Aventura At Indian Lake Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Avondale At Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Brentwood Downs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Bellevue (Phase II) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Grand View Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Monthaven Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Park At Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Venue at Cool Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Verandas At Sam Ridley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Northwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Balcones Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Canyon Creek (Austin, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Canyon Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Double Creek (Austin, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Onion Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Grand Reserve At Sunset Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Quarry Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Wells Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Legacy at Western Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Stassney Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Travis Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Woods [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Shoal Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Willow Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Hebron (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Silverado Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Grand Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Courtyards At Campbell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Deer Run [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Grand Courtyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Legends At Lowe Farm [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Reserve at Medical District (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Watermark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Main Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Bear Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Fairview (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | La Valencia At Starwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Reserve at Frisco Bridges (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Grapevine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Greenwood Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Legacy Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Park Place Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Ranchstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Reserve At Woodwind Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Retreat at Vintage Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Cascade At Fall Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Chalet At Fall Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Bella Casita At Las Colinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Remington Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Reserve at Las Colinas (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Valley Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Lane At Towne Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Oakbend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Times Square At Craig Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Venue at Stonebridge Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Cityscape at Market Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Cityscape at Market Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Highwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Los Rios Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Boulder Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Copper Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Ashton Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Grand at Round Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Alamo Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Bulverde Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | The Haven at Blanco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Stone Ranch At Westover Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Cypresswood Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Villages At Kirkwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Green Tree Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Stonefield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Adalay Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Greenbrier [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Seasons At Celebrate Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Station Square at Cosner's Corner [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Hampton Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at West End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Township [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Tradewinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Waterford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Ashley Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Chase Gayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Hamptons At Hunton Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Retreat at West Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Colonial Village at Harbour Club [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Residential Real Estate [Member] | Maximum | Radius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2014
Retail Properties [Member] | 1225 South Church [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2010
Retail Properties [Member] | Bella Casita At Las Colinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2007
Retail Properties [Member] | Times Square At Craig Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2009
Retail Properties [Member] | Allure at Buckhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Retail Properties [Member] | Highlands of West Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2012
Retail Properties [Member] | Minimum | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Minimum | 1225 South Church [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Minimum | Bella Casita At Las Colinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Minimum | Times Square At Craig Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Minimum | Allure at Buckhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Minimum | Highlands of West Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Minimum | Colonial Promenade Nord du Lac (Covington, LA) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Retail Properties [Member] | Maximum | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | Maximum | 1225 South Church [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | Maximum | Bella Casita At Las Colinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | Maximum | Times Square At Craig Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | Maximum | Allure at Buckhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | Maximum | Highlands of West Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Retail Properties [Member] | Maximum | Colonial Promenade Nord du Lac (Covington, LA) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Corporate Real Estate Owned | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	1 year
Corporate Real Estate Owned | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Phase II [Member] | Residential Real Estate [Member] | Colonial Village at Trussville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1997
Phase II [Member] | Residential Real Estate [Member] | Westside Creek I And I I [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Phase II [Member] | Residential Real Estate [Member] | Paddock Club Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1990
Phase II [Member] | Residential Real Estate [Member] | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2014
Phase II [Member] | Residential Real Estate [Member] | Colonial Village at Greystone [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Phase II [Member] | Residential Real Estate [Member] | Autumn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2004
Phase II [Member] | Residential Real Estate [Member] | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2002
Phase II [Member] | Residential Real Estate [Member] | Glen Eagles [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2000
Phase II [Member] | Residential Real Estate [Member] | Colonial Village at Grapevine [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1986
Phase I [Member] | Residential Real Estate [Member] | Colonial Village at Trussville [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1996
Phase I [Member] | Residential Real Estate [Member] | Westside Creek I And I I [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1984
Phase I [Member] | Residential Real Estate [Member] | Paddock Club Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1988
Phase I [Member] | Residential Real Estate [Member] | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2013
Phase I [Member] | Residential Real Estate [Member] | Colonial Village at Greystone [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1998
Phase I [Member] | Residential Real Estate [Member] | Autumn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 2001
Phase I [Member] | Residential Real Estate [Member] | Colonial Village at Grapevine [Member]
Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Date of Construction	Dec. 31, 1985